CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2018
REVENUES:
Vessel revenues (net of commissions to charterers of $153,406, $43,125 ,$302,556 and $629,015 respectively)	$ 1,111,075	$ 12,487,692	$ 5,967,772	$ 3,960,822
Total revenues	1,111,075	12,487,692	5,967,772	3,960,822
EXPENSES:
Voyage expenses (including $40,471 and $29,769 to related parties for the years ended December 31, 2019 and 2020, respectively)	(19,556)	(584,705)	(261,179)	(37,373)
Vessel operating expenses	(432,544)	(7,447,439)	(2,802,991)	(1,727,770)
Management fees to related parties	(29,440)	(930,500)	(212,300)	(111,480)
Depreciation and amortization	(177,378)	(1,904,963)	(897,171)	(637,611)
Provision for doubtful accounts	0	(37,103)	0	0
General and administrative expenses
Company administration expenses (including $400,000 to related party for the year ended December 31, 2020)	(22,954)	(1,130,953)	(378,777)	(109,233)
Public registration costs	(161,116)	0	(132,091)	(350,167)
Total expenses	(842,988)	(12,035,663)	(4,684,509)	(2,973,634)
Operating income	268,087	452,029	1,283,263	987,188
OTHER INCOME/(EXPENSES):
Interest and finance costs (including $162,500 and $305,000 to related party for years ended December 31, 2019 and 2020, respectively)	(519)	(2,189,577)	(222,163)	(3,393)
Interest income	7,985	34,976	31,589	4,243
Foreign exchange (losses)/ gains	89	(29,321)	(4,540)	(8,539)
Other, net	800	0	0	1,439
Total other income/(expenses), net	8,355	(2,183,922)	(195,114)	(6,250)
Net income/(loss), before taxes	276,442	(1,731,893)	1,088,149	980,938
US source income taxes	0	(21,640)	0	0
Net income/(loss)	276,442	(1,753,533)	1,088,149	980,938
Comprehensive income/(loss)	$ 276,442	$ (1,753,533)	$ 1,088,149	$ 980,938
(Loss)/ Earnings per common share, basic (in dollars per share)	$ (0.30)	$ (0.03)	$ 0.31	$ (0.28)
(Loss)/ Earnings per common share, diluted (in dollars per share)	$ (0.30)	$ (0.03)	$ 0.31	$ (0.28)
Weighted average number of common shares, basic (in shares)	2,400,000	67,735,195	2,662,383	2,400,000
Weighted average number of common shares, diluted (in shares)	2,400,000	67,735,195	2,662,383	2,400,000